RELATED PARTY TRANSACTIONS BALANCES	6 Months Ended
Jun. 30, 2025
Related Party Transactions Balances
RELATED PARTY TRANSACTIONS BALANCES

NOTE 8– RELATED PARTY TRANSACTIONS BALANCES

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board of Directors and corporate officers. The remuneration of directors and key management personnel, not including normal employee compensation, made during the six months ended June 30, 2025 and the six months ended June 30, 2024 is set out below:

	June 30, 2025	June 30, 2024
salary (cost of sales)	66,916	226,849
consulting (research and development)	63,199	61,362
consulting (professional fees)	95,637	82,025
share based payments	2,004,876	2,767,185
salary (general and administrative expenses)	1,384,027	931,769
	$3,614,655	$4,069,190

As at June 30, 2025, $1,110 was owed from shareholders of the company (December 31, 2024– $1,025). Amounts owed were recorded in accounts receivable are non-interest bearing and unsecured.

As at June 30, 2025, $421,814 was owed to directors of the Company (December 31, 2024– $233,691). Amounts due are non-interest bearing and unsecured.